Premium Income and Premiums Paid to Reinsurers - Summary of Premium Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	€ 18,138	€ 19,316	€ 22,826
Life insurance general account [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	15,926	16,969	19,952
Non-life insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	2,212	2,346	2,874
Accident and health insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	1,823	1,979	2,511
General insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	€ 390	€ 367	€ 363